Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,362	$ 32,062
Less accumulated depreciation	(21,245)	(20,322)
Net premises and equipment	12,117	11,740
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,839	17,282
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,359	12,637
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,164	$ 2,143